Schedule of Investments (Unaudited) December 31, 2021

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 86.1%
Schwab US TIPS ETF‡	32,861,434	$2,066,655,584
TOTAL EXCHANGE - TRADED FUND
(Cost $2,049,379,435)		2,066,655,584

PURCHASED OPTIONS(A) — 6.3%
TOTAL PURCHASED OPTIONS
(Cost $369,388,250)		149,898,169

TOTAL INVESTMENTS — 92.4%
(Cost $2,418,767,685)		2,216,553,753
OTHER ASSETS LESS LIABILITIES – 7.6%		182,511,668
NET ASSETS - 100%		$2,399,065,421

‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(A)	Refer to option table below.

A list of open option contracts held by the Fund at December 31, 2021 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 6.2%
Call Options
CMS 10Y - 2Y	Morgan Stanley	825,000	$27,225,000	0.30%	11/13/24	$20,595,726
CMS 10Y - 2Y	Morgan Stanley	20,000	102,500	1.625	07/12/23	14,688
CMS 10Y - 2Y	Nomura	440,000	8,459,000	0.75	06/15/22	2,335,086
CMS 10Y - 2Y	Nomura	1,100,000	20,252,500	1.13	02/13/24	3,367,646
CMS 10Y - 2Y	Goldman Sachs	800,000	13,500,000	1.10	04/11/23	2,013,272
CMS 10Y - 2Y	Goldman Sachs	1,200,000	28,425,000	1.15	12/01/22	2,055,548
CMS 10Y - 2Y	Nomura	900,000	28,250,000	0.83	01/25/23	4,419,837
CMS 10Y - 2Y	Goldman Sachs	1,000,000	24,812,500	1.25	07/29/22	820,444
CMS 10Y - 2Y	Goldman Sachs	850,000	21,329,250	0.80	10/12/22	4,375,448
CMS 10Y - 2Y	Goldman Sachs	1,500,000	33,593,750	0.95	07/12/23	6,433,915
CMS 10Y - 2Y	Nomura	500,000	15,500,000	0.45	10/03/23	7,821,543
CMS 10Y - 2Y	Morgan Stanley	775,000	21,893,750	0.40	12/13/23	13,870,832
CMS 10Y - 2Y	Goldman Sachs	1,550,000	41,825,000	0.48	06/19/24	26,206,622
CMS 10Y - 2Y	Goldman Sachs	1,050,000	34,125,000	0.13	05/23/23	31,090,880
CMS 10Y - 2Y	Nomura	500,000	20,875,000	0.00	11/28/23	18,966,362
CMS 10Y - 2Y	Morgan Stanley	600,000	16,620,000	0.63	03/01/23	5,509,644
CMS 10Y - 2Y	Goldman Sachs	950,000	12,600,000	1.60	03/02/22	677
Total Purchased Options			$369,388,250			$149,898,169

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

Schedule of Investments (Unaudited) December 31, 2021 (concluded)

Quadratic Interest Rate Volatility and Inflation Hedge ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$2,066,655,584	$—	$—	$2,066,655,584
Purchased Options	—	149,898,169	—	149,898,169
Total Investments in Securities	$2,066,655,584	$149,898,169	$—	$2,216,553,753

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-015-0600

Schedule of Investments (Unaudited) December 31, 2021

Quadratic Deflation ETF

	Shares	Value
EXCHANGE - TRADED FUND — 84.6%
Vanguard Long-Term Treasury ETF‡	1,067,860	$95,488,041
TOTAL EXCHANGE - TRADED FUND
(Cost $96,546,446)		95,488,041

PURCHASED OPTIONS(A) — 3.0%
TOTAL PURCHASED OPTIONS
(Cost $3,559,375)		3,388,301

TOTAL INVESTMENTS — 87.6%
(Cost $100,105,821)		98,876,342
OTHER ASSETS LESS LIABILITIES – 12.4%		14,051,260
NET ASSETS - 100%		$112,927,602

‡	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(A)	Refer to option table below.

A list of open option contracts held by the Fund at December 31, 2021 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 3.0%
Put Options
CMS 30Y – 2Y	Goldman Sachs	70,000	$1,461,375	0.55%	06/29/22	$1,473,040
CMS 30Y – 2Y	Goldman Sachs	33,000	999,250	0.60	09/21/22	1,076,651
CMS 30Y – 2Y	Goldman Sachs	45,000	1,098,750	0.20	12/07/22	838,610
Total Purchased Options			$3,559,375			$3,388,301

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

The following summarizes the market value of the Fund’s investments and other financial instruments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$95,488,041	$—	$—	$95,488,041
Purchased Options	—	3,388,301	—	3,388,301
Total Investments in Securities	$95,488,041	$3,388,301	$—	$98,876,342

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-031-0100

Schedule of Investments (Unaudited) December 31, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
UNITED STATES — 99.8%
Communication Services — 1.6%
Comcast, Cl A	6,953	$349,944
Interpublic Group of Companies	10,477	392,364
		742,308
Consumer Discretionary — 7.9%
Genuine Parts	2,781	389,896
Home Depot	881	365,624
Lowe’s	1,445	373,504
McDonald’s	1,442	386,557
NIKE, Cl B	2,114	352,340
Pool	658	372,428
Service International	5,298	376,105
Target	1,451	335,819
Tractor Supply	1,579	376,750
Williams-Sonoma	1,978	334,539
		3,663,562
Consumer Staples — 9.9%
Archer-Daniels-Midland	5,759	389,251
Church & Dwight	3,898	399,545
Costco Wholesale	680	386,036
Flowers Foods	13,975	383,893
Hershey	2,004	387,714
Ingredion	3,817	368,875
J M Smucker	2,794	379,481
Kroger	8,277	374,617
PepsiCo	2,184	379,383
Philip Morris International	4,024	382,280
Procter & Gamble	2,400	392,592
Walgreens Boots Alliance	7,732	403,301
		4,626,968
Energy — 1.5%
Marathon Petroleum	5,834	373,318
ONEOK	5,988	351,855
		725,173
Financials — 20.8%
American Express	2,308	377,589
American Financial Group	2,695	370,077
Ameriprise Financial	1,239	373,757
Aon, Cl A	1,231	369,989
Arthur J Gallagher	2,176	369,202
Assured Guaranty	7,584	380,717
BlackRock, Cl A	399	365,308
BOK Financial	3,462	365,206
Brown & Brown	5,520	387,946
Cboe Global Markets	2,784	363,034

Schedule of Investments (Unaudited) December 31, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cincinnati Financial	3,107	$353,980
CME Group, Cl A	1,598	365,079
Comerica	4,383	381,321
Cullen/Frost Bankers	2,876	362,577
Evercore, Cl A	2,671	362,855
FactSet Research Systems	770	374,228
First American Financial	4,800	375,504
Franklin Resources	11,269	377,399
JPMorgan Chase	2,273	359,929
Marsh & McLennan	2,144	372,670
Moody’s	936	365,583
Morningstar	1,142	390,553
Nasdaq	1,797	377,388
Raymond James Financial	3,765	378,006
S&P Global	790	372,825
T Rowe Price Group	1,834	360,638
		9,653,360
Health Care — 7.7%
AmerisourceBergen, Cl A	3,078	409,036
Anthem	912	422,748
Humana	853	395,673
Merck	4,908	376,149
Pfizer	6,626	391,265
Quest Diagnostics	2,296	397,231
STERIS	1,638	398,706
UnitedHealth Group	802	402,716
West Pharmaceutical Services	829	388,809
		3,582,333
Industrials — 19.4%
A O Smith	4,411	378,684
Carlisle	1,537	381,360
Dover	2,151	390,622
Eaton	2,160	373,291
Expeditors International of Washington	2,854	383,264
General Dynamics	1,823	380,041
Hubbell, Cl B	1,781	370,929
IDEX	1,574	371,968
Illinois Tool Works	1,524	376,123
JB Hunt Transport Services	1,876	383,454
Lincoln Electric Holdings	2,676	373,222
Nordson	1,380	352,273
Norfolk Southern	1,279	380,771
Northrop Grumman	1,006	389,392
Parker-Hannifin	1,179	375,063
Regal Rexnord	2,259	384,437
Republic Services, Cl A	2,655	370,240
Robert Half International	3,335	371,919
Rockwell Automation	1,041	363,153

Schedule of Investments (Unaudited) December 31, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	1,496	$376,887
United Parcel Service, Cl B	1,790	383,669
Waste Management	2,202	367,514
WW Grainger	733	379,870
Xylem	3,046	365,276
		9,023,422
Information Technology — 7.3%
Amphenol, Cl A	4,399	384,736
Analog Devices	1,988	349,431
Automatic Data Processing	1,566	386,144
Cisco Systems	6,386	404,681
Intuit	555	356,987
Microsoft	1,113	374,324
Paychex	3,000	409,500
QUALCOMM	2,033	371,775
Texas Instruments	1,857	349,989
		3,387,567
Materials — 7.2%
Albemarle	1,430	334,291
Avery Dennison	1,749	378,781
International Flavors & Fragrances	2,555	384,911
Nucor	3,246	370,531
Reliance Steel & Aluminum	2,377	385,597
Sherwin-Williams	1,050	369,768
Silgan Holdings	8,584	367,738
Steel Dynamics	6,046	375,275
Sylvamo	0	13
Westlake Chemical	3,821	371,134
		3,338,039
Real Estate — 8.3%
AvalonBay Communities †	1,514	382,421
Camden Property Trust †	2,159	385,770
CubeSmart †	6,614	376,403
Equity LifeStyle Properties †	4,327	379,305
Essex Property Trust †	1,074	378,295
Extra Space Storage †	1,786	404,940
Healthcare Trust of America, Cl A †	10,577	353,166
Iron Mountain †	7,642	399,906
Mid-America Apartment Communities †	1,738	398,767
UDR †	6,369	382,076
		3,841,049
Utilities — 8.2%
Consolidated Edison	4,468	381,210
Duke Energy	3,601	377,745
Edison International	5,387	367,663
Essential Utilities	7,413	398,004
Evergy	5,545	380,442

Schedule of Investments (Unaudited) December 31, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
IDACORP	3,362	$380,948
National Fuel Gas	5,939	379,740
NextEra Energy	4,085	381,375
Public Service Enterprise Group	5,668	378,226
UGI	8,350	383,348
		3,808,701
TOTAL UNITED STATES		46,392,482
TOTAL COMMON STOCK
(Cost $39,339,316)		46,392,482

TOTAL INVESTMENTS — 99.8%
(Cost $39,339,316)		46,392,482
OTHER ASSETS LESS LIABILITIES – 0.2%		79,155
NET ASSETS - 100%		$46,471,637

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-017-0600

Schedule of Investments (Unaudited) December 31, 2021

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 4.3%
John Wiley & Sons, Cl A	13,088	$749,550
Telephone and Data Systems	39,530	796,529
		1,546,079
Consumer Discretionary — 1.9%
PetMed Express	26,308	664,540

Consumer Staples — 9.0%
Andersons	21,336	825,917
SpartanNash	29,723	765,664
Tootsie Roll Industries	21,965	795,792
Universal	14,690	806,775
		3,194,148
Financials — 29.1%
Associated Banc-Corp	32,500	734,175
Bryn Mawr Bank	15,997	720,025
City Holding	9,022	737,909
Cohen & Steers	7,974	737,675
Federal Agricultural Mortgage, Cl C	5,931	735,029
Fulton Financial	44,552	757,384
Lakeland Bancorp	39,528	750,637
Lakeland Financial	9,856	789,860
Premier Financial	24,564	759,273
Sandy Spring Bancorp	14,813	712,209
Simmons First National, Cl A	24,025	710,660
Southside Bancshares	17,360	725,995
Tompkins Financial	9,074	758,405
Washington Trust Bancorp	13,290	749,157
		10,378,393
Health Care — 4.2%
Atrion	1,017	716,883
LeMaitre Vascular	15,353	771,181
		1,488,064
Industrials — 14.9%
Apogee Enterprises	16,676	802,949
Franklin Electric	8,052	761,397
GATX	7,082	737,874
Griffon	26,940	767,251
Insperity	6,293	743,266
Matthews International, Cl A	19,598	718,659
Standex International	6,937	767,649
		5,299,045

Schedule of Investments (Unaudited) December 31, 2021

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.1%
Badger Meter	6,929	$738,354

Materials — 12.6%
Avient	12,746	713,139
Balchem	4,532	764,095
HB Fuller	9,406	761,886
Materion	8,462	777,996
Quaker Chemical	3,118	719,572
Sensient Technologies	7,479	748,349
		4,485,037
Real Estate — 4.4%
STAG Industrial †	16,464	789,614
Terreno Realty †	9,284	791,832
		1,581,446
Utilities — 17.4%
American States Water	7,462	771,869
Black Hills	10,897	769,001
California Water Service Group	10,949	786,795
Chesapeake Utilities	5,429	791,603
Middlesex Water	6,942	835,123
Portland General Electric	14,183	750,564
SJW Group	10,371	759,157
Southwest Gas Holdings	10,729	751,567
		6,215,679
TOTAL UNITED STATES		35,590,785
TOTAL COMMON STOCK
(Cost $31,715,146)		35,590,785

TOTAL INVESTMENTS — 99.9%
(Cost $31,715,146)		35,590,785
OTHER ASSETS LESS LIABILITIES – 0.1%		35,168
NET ASSETS - 100%		$35,625,953

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-016-0600

Schedule of Investments (Unaudited) December 31, 2021

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 4.7%
Alphabet, Cl C *	97	$280,678
AT&T	22,154	544,989
Verizon Communications	11,295	586,888
		1,412,555
Consumer Discretionary — 6.3%
Amazon.com *	23	76,690
Home Depot	1,720	713,817
Lowe’s	2,182	564,004
McDonald’s	918	246,088
Pool	278	157,348
Starbucks	236	27,605
Target	498	115,257
		1,900,809
Consumer Staples — 3.9%
Campbell Soup	4,603	200,046
Clorox	2,461	429,100
Coca-Cola	2,097	124,163
Costco Wholesale	748	424,640
		1,177,949
Financials — 10.9%
Aflac	6,200	362,018
Bank of New York Mellon	3,734	216,871
BlackRock, Cl A	433	396,437
CNA Financial	9,683	426,827
Goldman Sachs Group	238	91,047
JPMorgan Chase	4,610	729,994
Morgan Stanley	5,696	559,119
US Bancorp	8,812	494,970
		3,277,283
Health Care — 9.1%
Amgen	1,648	370,751
Bristol-Myers Squibb	6,446	401,908
Eli Lilly	2,428	670,662
Gilead Sciences	7,347	533,466
Johnson & Johnson	3,350	573,084
Merck	1,777	136,189
UnitedHealth Group	137	68,793
		2,754,853
Industrials — 13.9%
3M	858	152,406
Caterpillar	1,536	317,553
Cummins	263	57,371
Emerson Electric	3,799	353,193

Schedule of Investments (Unaudited) December 31, 2021

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fastenal	3,977	$254,767
General Dynamics	1,983	413,396
Lockheed Martin	1,469	522,097
MSC Industrial Direct, Cl A	5,295	445,098
Robert Half International	1,528	170,403
Snap-on	2,059	443,467
Union Pacific	505	127,225
United Parcel Service, Cl B	2,275	487,623
Watsco	1,414	442,412
		4,187,011
Information Technology — 26.9%
Apple	11,495	2,041,167
Avnet	11,223	462,724
Cisco Systems	10,532	667,413
Corning	10,017	372,933
Intel	4,492	231,338
International Business Machines	868	116,017
Juniper Networks	13,904	496,512
Microsoft	6,714	2,258,052
Oracle	4,920	429,073
Paychex	3,833	523,205
Texas Instruments	2,687	506,419
		8,104,853
Materials — 2.6%
Packaging Corp of America	2,691	366,380
Sonoco Products	7,243	419,297
		785,677
Real Estate — 4.9%
Camden Property Trust †	2,566	458,493
Mid-America Apartment Communities †	2,141	491,231
Public Storage †	1,308	489,924
Realty Income †	589	42,167
		1,481,815
Utilities — 16.7%
Atmos Energy	4,697	492,105
Avista	3,433	145,868
Consolidated Edison	1,334	113,817
Middlesex Water	405	48,721
New Jersey Resources	11,728	481,552
NorthWestern	7,658	437,731
OGE Energy	11,854	454,957
ONE Gas	6,389	495,722
Pinnacle West Capital	6,637	468,506
PPL	15,420	463,525
Southern	7,529	516,339
Spire	6,918	451,192

Schedule of Investments (Unaudited) December 31, 2021

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
UGI	9,891	$454,096
		5,024,131
TOTAL UNITED STATES		30,106,936
TOTAL COMMON STOCK
(Cost $26,774,278)		30,106,936

TOTAL INVESTMENTS — 99.9%
(Cost $26,774,278)		30,106,936
OTHER ASSETS LESS LIABILITIES – 0.1%		18,627
NET ASSETS - 100%		$30,125,563

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-026-0200

Schedule of Investments (Unaudited) December 31, 2021

KFA Mount Lucas Index Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 71.5%
Schwab Short-Term U.S. Treasury ETF‡	447,000	$22,729,950
TOTAL EXCHANGE - TRADED FUND
(Cost $22,963,749)		22,729,950

TOTAL INVESTMENTS — 71.5%
(Cost $22,963,749)		22,729,950
OTHER ASSETS LESS LIABILITIES – 28.5%		9,053,132
NET ASSETS - 100%		$31,783,082

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Copper	19	Mar-2022	$2,040,328	$2,120,163	$79,835
Corn	77	Mar-2022	2,278,619	2,284,012	5,393
Euro-Bund	26	Mar-2022	5,109,271	5,044,003	(69,236)
Gasoline^	27	Mar-2022	2,247,486	2,527,232	279,746
Japanese 10-Year Bond	6	Mar-2022	8,036,715	7,908,581	(12,517)
Live Cattle	40	Feb-2022	2,217,548	2,235,200	17,652
Long Gilt 10-Year Bond	12	Mar-2022	2,008,353	2,022,781	(24,521)
Natural Gas	7	Mar-2022	280,940	248,990	(31,950)
NY Harbor ULSD	26	Mar-2022	2,274,550	2,520,773	246,223
Sugar No. 11	105	Mar-2022	2,324,839	2,220,288	(104,551)
Wheat	56	Mar-2022	2,341,892	2,158,100	(183,792)
WTI Crude Oil^	34	Mar-2022	2,544,453	2,545,920	1,467
			33,704,994	33,836,043	203,749
Short Contracts
AUDUSD Currency	(73)	Mar-2022	(5,241,415)	(5,312,940)	(71,525)
British Pound	(63)	Mar-2022	(5,213,395)	(5,327,831)	(114,437)
CAD Currency	(67)	Mar-2022	(5,259,286)	(5,296,350)	(37,064)
Canadian 10-Year Bond	(4)	Mar-2022	(435,747)	(447,558)	(10,419)
Euro FX 2022	(37)	Mar-2022	(5,260,738)	(5,273,656)	(12,918)
Gold^	(8)	Feb-2022	(1,437,026)	(1,462,880)	(25,854)
Japanese Yen	(47)	Mar-2022	(5,173,499)	(5,110,075)	63,424
Soybean^	(15)	Mar-2022	(951,612)	(1,004,438)	(52,826)
Swiss Franc	(38)	Mar-2022	(5,177,833)	(5,221,200)	(43,367)
U.S. 10-Year Treasury Note	(63)	Mar-2022	(8,219,519)	(8,219,531)	(12)
			(42,370,070)	(42,676,459)	(304,998)
			$(8,665,076)	$(8,840,416)	$(101,249)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of December 31, 2021.
‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

AUD — Australian Dollar

CAD — Canadian Dollar

ETF — Exchange-Traded Fund

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

Schedule of Investments (Unaudited) December 31, 2021

KFA Mount Lucas Index Strategy ETF

The following summarizes the market value of the Fund’s investments and other financial instruments used as of December 31, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$22,729,950	$—	$—	$22,729,950
Total Investments in Securities	$22,729,950	$—	$—	$22,729,950

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$693,740	$—	$—	$693,740
Unrealized Depreciation	(794,989)	—	—	(794,989)
Total Other Financial Instruments	$(101,249)	$—	$—	$(101,249)

*	Futures Contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-025-0200